Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2019
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	12.00%
Inherent MSR value (basis points per loan)	56.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	221.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	78.00%
Inherent MSR value (basis points per loan)	130.00%